Fair value measurement of financial instruments - Additional information (Details) - GBP (£)						3 Months Ended			9 Months Ended
	Aug. 16, 2023	Aug. 11, 2023	Jul. 27, 2023	Mar. 24, 2023	Jun. 21, 2022	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Disclosure of financial assets and liabilities [Line Items]
Loss on forward contracts						£ 0	£ 0		£ 0	£ 11,287,000
Short term bank deposits	£ 25,000,000	£ 45,000,000	£ 40,000,000	£ 150,000,000	£ 100,000,000	£ 257,329,000			£ 257,329,000		£ 101,234,000
Short-term bank deposits, term	6 months	6 months	6 months	9 months	12 months
Short-term bank deposits, interest rate	5.40%	5.40%	5.20%	4.80%	2.35%
Forward contract
Disclosure of financial assets and liabilities [Line Items]
Loss on forward contracts								£ 11,287,000
Forward contract | Maximum
Disclosure of financial assets and liabilities [Line Items]
Derivative, term of contract										3 months